First Trust Japan AlphaDEX Fund Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended	176 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Nasdaq AlphaDEX® Japan™ Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		32.90%	8.99%	6.42%
Nasdaq Japan™ Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		24.78%	6.47%	7.39%
MSCI Japan Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			24.60%	6.60%	7.62%	7.25%
First Trust Japan AlphaDEX Fund
Prospectus [Line Items]
Average Annual Return, Percent			32.14%	8.38%	5.87%	5.49%
Performance Inception Date		Apr. 18, 2011
First Trust Japan AlphaDEX Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			30.68%	7.16%	4.91%	4.71%
First Trust Japan AlphaDEX Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			19.00%	5.95%	4.17%	4.03%

[1]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.